9. Warrants	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants

On May 26, 2005, the Company completed a private placement of 115,500 units (the “Units”) of its securities at a price of $1.00 per Unit. Each Unit consisted of:

·	One share of the Company’s common stock, no par value per share;

·	One Class A Warrant exercisable at $25.00 per share until May 26, 2010;

·	One Class B Warrant exercisable at $50.00 per share until May 26, 2011; and

·	One Class C Warrant exercisable at $100.00 per share until May 26, 2012;

Originally, all of the warrants were to have become exercisable on May 26, 2008. During 2008, the vesting dates of the warrants were extended. On March 25, 2008, the Company agreed to extend the vesting of the Company’s Class A, Class B and Class C warrants. As a result of the agreements between the Company and the respective warrant holders, the warrant vesting date was extended to May 26, 2009 with respect to the Class A warrants, to November 26, 2009 with respect to the Class B warrants, and to May 26, 2010 with respect to the Class C warrants. All other terms of the warrant agreements remain unchanged and accordingly there was no change in the fair value to be recognized.

On November 19, 2009, the Company agreed to further extend the vesting of the Company’s Class B and Class C warrants. As a result of the letter agreements between the Company and the respective warrant holders, the warrant vesting date was extended from November 26, 2009 to November 26, 2011 with respect to the Class B warrants and from May 26, 2010 to May 26, 2012 with respect to Class C warrants. In addition, the warrant expiration date was extended from May 26, 2010 to May 26, 2012 with respect to the Class A warrants, from May 26, 2011 to May 26, 2013 with respect to the Class B warrants, and from May 26, 2012 to May 26, 2014 with respect to the Class C warrants. All other terms of the warrant agreements remained unchanged.

On May 26, 2012, 104,467 Class A warrants expired.

The aggregate fair value of the modification of the warrants made on November 19, 2009, determined using the Black-Scholes pricing model was $4,313,782, which is being amortized over the revised vesting term(s). The fair value of the original warrants and the fair value of the modified warrants were estimated as of the date of modification using the Black-Scholes option pricing model with the following weighted-average assumptions: risk-free interest rate of 2.03%, dividend yield of 0.00%, volatility of 118.25%, and expected life of 3.43 years.

During the years ended December 31, 2012, 2011, and 2010, the Company recognized stock-based compensation of $415,436, $898,997 and $898,997, respectively, related to the modification of these warrants. See Note 8. Stock Options.

The following table summarizes warrant-related activity for the years ended December 31, 2012, and 2011:

						Weighted
						AverageRemaining
			Outstanding at		Outstanding at	Contractual
	Exercise	Expiration	December 31,		December 31,	Life (Years) at
Class	Price	Date	2010 and 2011	Expired	2012	December 31, 2012

A	$25.00	May 26, 2012	104,407	(104,407)	–
B	50.00	May 26, 2013	115,500	–	115,500	0.4
C	100.00	May 26, 2014	115,500	–	115,500	1.4
			335,407	(104,407)	231,000	0.9

The weighted average exercise price of the warrants is $75.00 per share. The Class B and Class C Warrants were fully vested and exercisable as of December 31, 2012.

The Company has the right, at its sole discretion, to accelerate the maturity date and to lower the exercise price of all of the warrants.

Cash received from warrants exercised during the years ended December 31, 2012, 2011, and 2010 was $0, $0 and $50,000, respectively.